DECONSOLIATION OF SUBSIDIARIES (Details) ¥ in Millions			6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2016
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary			$ 12,286,011
Red5 Studio Inc.
DECONSOLIATION OF SUBSIDIARIES
Percentage of interest owned				35.00%
Gain on deconsolidated of subsidiary	¥ 9.5	$ 1,500,000